Income Tax Expense - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Major components of tax expense (income) [abstract]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	$ 16.0	¥ 100.6		¥ 106.9
Unrecognized deferred tax liability relating to undistributed earnings	$ 37.3	¥ 228.0		¥ 249.2
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years